RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

3. RELATED PARTY TRANSACTIONS

        The Company will continue to rely on the Parent to conduct its operations until such time as the Company's revenues are sufficient to finance operations. Subsequent to the successful completion of its first initial public offering, the Company intends to operate under a management agreement with the Parent that will provide Fantex with management and administrative services, including providing and compensating the Company's executive management and other personnel, as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. The Company will begin to assume direct management and administrative responsibilities at such time in the future as the actual cost of these services is less than the service fee to Parent, which is not anticipated to occur until the Company begins to generate significant revenue from multiple brand contracts.

        All expenses incurred for the three months ended March 31, 2013 and March 31, 2014 and the years ending December 31, 2012 and December 31, 2013 were paid by the Parent and allocated to Fantex based on the expenses incurred by Fantex in its operations. The allocations were based on the time spent by employees of the Parent on activities of Fantex, the number of full time equivalent employees performing Fantex activities and direct expenses incurred for the operations of Fantex. The expense allocations have been determined on the basis that Fantex and the Parent considered to be reasonable reflections of the utilization of services provided or the benefit received by Fantex. Management believes that the expenses allocated to Fantex are representative of the operating expenses it would have incurred had Fantex been operated on a stand-alone basis.

        During the year ended December 31, 2012 and 2013, the Company incurred $1,063,023 and $3,562,295 of expenses directly related to its operations and paid by the Parent and the Parent contributed $1,063,023 and $2,335,169 to the Company's capital respectively. For the three months ended March 31, 2013 and March 31, 2014 the Company incurred $913,804 and $1,121,060 of expenses directly related to its operations and paid by the Parent and the Parent contributed $913,804 and $975,563 to the Company's capital respectively. The Company reimbursed $1,533,167 for certain expenses to the Parent for the year ended December 31, 2013. There were no cash reimbursements paid to the Parent from the Company for the three months ended March 31, 2013 and March 31, 2014.

        During 2013 the five independent directors of the Company were granted an aggregate of 100,000 non-qualified options in the Fantex Holdings, Inc. 2012 Equity Incentive Plan. These options were granted with an exercise price equal to the fair market value of the Fantex Holdings Inc. common stock at the date of grant and have a 10 year contractual term. The stock options vest ratably over a 4 year period. The fair market value of stock options is estimated using the Black Scholes Merton valuation model and the Company used the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatilities of the Daily closing price of the public common stock of companies believed comparable to Fantex Holdings, Inc.; the expected term of options granted is based on the simplified method of using the mid-point between the vesting term and the original contractual term and/or average time outstanding method; the risk-free interest rate is based on the U.S Treasury daily yield curve on the date of grant; and the expected dividend yield is based on the current dividend trend. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company was allocated from the Parent $9,837 of stock compensation for the year ended December 31, 2013 and was allocated $6,579 of expense for the three months ended March 31, 2014. The key assumptions used by the Parent in the valuation model to value the stock option grants were:

Expected Term:	6.02 years
Risk Free Rate:	1.75%
Weighted Average Volatility:	63.9%
Expected Forfeiture Rate:	35.0%
Expected Dividend Rate:	0%

        The fair value of the options as computed under the Black-Scholes pricing model yielded $0.911. As of December 31, 2013 and March 31, 2014 there are 88,775 and 82,615 shares remaining to be expensed over the remaining requisite vesting period.